Subsequent Events (Details)	1 Months Ended
	Jan. 31, 2023 USD ($) position	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2020 USD ($)	Aug. 04, 2020 USD ($)
Subsequent Event [Line Items]
Restructuring plan, expected percentage of workforce impacted	25.00%
Restructuring plan, number of employees impacted | position	300
Minimum
Subsequent Event [Line Items]
Expected severance cost	$ 3,000,000
Maximum
Subsequent Event [Line Items]
Expected severance cost	5,000,000
Convertible notes
Subsequent Event [Line Items]
Covenant, required minimum liquidity				$ 75,000,000	$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn				4	4
Senior Credit Facility | Letter of credit
Subsequent Event [Line Items]
Increase in borrowing capacity	5,000,000
Borrowing capacity	$ 25,000,000	$ 25,000,000	$ 20,000,000